UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free High Yield Fund

Investor Class (PRFHX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Portfolio Turnover Rate	11.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F59-053 10/25

Tax-Free High Yield Fund

Investor Class (PRFHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free High Yield Fund

Advisor Class (PATFX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$50	1.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Portfolio Turnover Rate	11.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F259-053 10/25

Tax-Free High Yield Fund

Advisor Class (PATFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Tax-Free High Yield Fund

I Class (PTYIX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$25	0.51%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,206,197
Number of Portfolio Holdings	986

Portfolio Turnover Rate	11.7%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Puerto Rico	10.9%
California	8.0
Texas	6.5
Florida	5.9
Wisconsin	5.1
Pennsylvania	4.9
Maryland	4.6
Ohio	4.5
Illinois	4.3
Other	45.3

Industry Allocation (as a % of Net Assets)

Health Care	21.5%
Transportation	12.1
Education	8.9
Special Tax	8.6
Housing	7.8
Industrial & Pollution Control	7.3
General Obligations - State	4.4
Water & Sewer	2.6
General Obligations - Local	2.6
Other	24.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F239-053 10/25

Tax-Free High Yield Fund

I Class (PTYIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield
Fund
–!
PATFX Tax-Free High Yield
Fund–
.
Advisor Class
PTYIX Tax-Free High Yield
Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 11.24 $ 10.97 $ 10.64 $ 12.22 $ 12.32 $ 12.67
Investment
activities
Net investment
income
(1)(2)
0.23 0.42 0.41 0.41 0.38 0.41
Net realized and
unrealized gain/
loss (0.57) 0.28 0.32 (1.58) (0.10) (0.34)
Total from
investment
activities (0.34) 0.70 0.73 (1.17) 0.28 0.07
Distributions
Net investment
income (0.22) (0.43) (0.40) (0.40) (0.38) (0.41)
Net realized gain — — — (0.01) — (0.01)
Total distributions (0.22) (0.43) (0.40) (0.41) (0.38) (0.42)
NET ASSET
VALUE
End of period $ 10.68 $ 11.24 $ 10.97 $ 10.64 $ 12.22 $ 12.32

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.99)% 6.45% 7.05% (9.64)% 2.21% 0.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.65%
(4)
0.74% 0.76% 0.76% 0.72% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.65%
(4)
0.67% 0.67% 0.67% 0.63% 0.62%
Net investment
income 4.21%
(4)
3.79% 3.81% 3.68% 2.99% 3.48%
Portfolio turnover
rate 11.7% 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end of
period (in millions) $1,320 $1,458 $1,826 $1,949 $3,580 $3,915
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 11.31 $ 11.03 $ 10.70 $ 12.29 $ 12.39 $ 12.74
Investment
activities
Net investment
income
(1)(2)
0.21 0.39 0.37 0.38 0.35 0.39
Net realized and
unrealized gain/
loss (0.56) 0.28 0.32 (1.59) (0.11) (0.35)
Total from
investment
activities (0.35) 0.67 0.69 (1.21) 0.24 0.04
Distributions
Net investment
income (0.21) (0.39) (0.36) (0.37) (0.34) (0.38)
Net realized gain — — — (0.01) — (0.01)
Total distributions (0.21) (0.39) (0.36) (0.38) (0.34) (0.39)
NET ASSET
VALUE
End of period $ 10.75 $ 11.31 $ 11.03 $ 10.70 $ 12.29 $ 12.39

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(3.13)% 6.17% 6.65% (9.89)% 1.90% 0.41%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.00%
(4)
1.08% 1.12% 1.03% 1.03% 1.02%
Net expenses
after waivers/
payments by
Price Associates 1.00%
(4)
1.02% 1.02% 0.93% 0.94% 0.92%
Net investment
income 3.86%
(4)
3.45% 3.46% 3.43% 2.76% 3.27%
Portfolio turnover
rate 11.7% 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end
of period (in
thousands) $2,934 $3,287 $4,552 $5,322 $7,637 $9,310
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 11.24 $ 10.96 $ 10.64 $ 12.22 $ 12.31 $ 12.67
Investment
activities
Net investment
income
(1)(2)
0.24 0.44 0.42 0.42 0.39 0.43
Net realized and
unrealized gain/
loss (0.57) 0.28 0.31 (1.58) (0.09) (0.36)
Total from
investment
activities (0.33) 0.72 0.73 (1.16) 0.30 0.07
Distributions
Net investment
income (0.23) (0.44) (0.41) (0.41) (0.39) (0.42)
Net realized gain — — — (0.01) — (0.01)
Total distributions (0.23) (0.44) (0.41) (0.42) (0.39) (0.43)
NET ASSET
VALUE
End of period
$
10.68 $ 11.24 $ 10.96 $ 10.64 $ 12.22 $ 12.31

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
(2.92)% 6.69% 7.07% (9.51)% 2.41% 0.71%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.51%
(4)
0.60% 0.65% 0.62% 0.60% 0.62%
Net expenses
after waivers/
payments by
Price Associates 0.51%
(4)
0.54% 0.55% 0.53% 0.51% 0.52%
Net investment
income 4.35%
(4)
3.94% 3.93% 3.84% 3.10% 3.57%
Portfolio turnover
rate 11.7% 14.2% 11.6% 19.7% 11.8% 12.8%
Net assets, end of
period (in millions) $1,883 $2,065 $1,509 $1,846 $1,942 $1,072
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 47
Nassau County IDA, EC, 5.00%, 1/1/58 (2) 13,414 —
United Airlines Holdings (1) — 32
Total Common Stocks (Cost $31) 79
MUNICIPAL SECURITIES 99.5%
ALABAMA  2.0%
Alabama State Univ., 5.75%, 9/1/50 (3) 2,150 2,258
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,857
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,209
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,378
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(4) 2,925 2,091
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(4) 2,265 1,620
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(4) 1,585 1,133
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(4) 2,835 2,027
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,674
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (5) 3,675 3,327
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (5) 3,175 2,758
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,138
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (6) 17,450 17,047
65,517
ALASKA  0.0%
Northern Tobacco Securitization, Series B-2, Class 2, Zero
Coupon, 6/1/66  9,999 1,127
1,127
ARIZONA  2.2%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 2.87%, 1/1/37  2,165 2,092
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (6) 730 633

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (6) 1,265 965
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,007
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,378
Arizona IDA, Montanero Project, 6.75%, 12/1/55 (5)(6) 6,550 6,495
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (6) 5,445 4,663
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (6) 2,375 2,375
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (6) 3,970 3,601
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (6) 1,500 1,466
Arizona IDA, San Tan Charter School Projects, 6.875%,
2/1/65 (6) 8,000 7,650
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (5)(6) 4,770 3,826
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,410
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 751
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 442
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,507
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (6) 2,380 1,993
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (6) 5,285 3,918
Salt Verde Financial, 5.00%, 12/1/37  12,970 13,555
Sierra Vista IDA, 5.00%, 6/15/54 (6) 1,500 1,292
Sierra Vista IDA, 5.00%, 6/15/64 (6) 3,875 3,239
Sierra Vista IDA, Wake Preparatory Academy, 6.25%, 6/15/50  4,450 4,298
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,595
71,151
ARKANSAS  1.2%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (5)(6) 8,610 7,883
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (5)(6) 3,955 3,650
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (5) 7,365 7,140
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (5)(6) 5,000 5,383
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (5)(6) 5,000 5,290

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (5) 7,875 7,874
37,220
CALIFORNIA  8.0%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,285
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,525 4,861
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (6) 22,370 14,162
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (6) 7,980 5,937
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (6) 2,300 1,462
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (6) 23,060 16,471
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (6) 13,510 11,824
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,563 2,616
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,749
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (6) 2,500 2,267
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (6) 2,750 2,509
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (6) 1,515 1,309
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (6) 1,650 1,381
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (5) 4,605 3,770
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 4,210 4,097
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,681
California PFA, Enso Village Project, 5.00%, 11/15/46 (6) 595 517
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (6) 10,000 10,218
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (6) 1,650 1,246
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (6) 1,500 991
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (6) 250 154
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 208

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 223
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 238
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 187
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,130
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 631
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 873
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,378
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 856
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,503
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 4,752
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 9,932
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (6) 2,375 2,410
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (6) 3,165 2,904
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (6) 8,120 7,395
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (6) 14,720 14,140
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,128
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,524
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 395
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,214
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (6) 6,000 5,291
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (6) 2,530 2,045
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (6) 2,830 2,370
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (6) 2,200 1,557
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (6) 1,750 1,307
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (6) 6,207 4,520
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (6) 5,105 3,129
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (6) 8,485 5,972

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (6) 2,955 2,501
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (6) 2,500 1,647
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,252
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  268,725 24,937
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 9,141
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 237
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 322
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (5) 4,750 4,930
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.77%, 7/1/27  2,115 2,115
Oroville, Hosp., 5.25%, 4/1/54  1,485 1,141
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 1,994
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.50%, 7/1/55 (5) 3,300 3,416
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (5) 12,000 12,408
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (6) 850 872
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (6) 1,290 1,321
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (3) 1,560 1,712
256,665
COLORADO  3.8%
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,329
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  961 940
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,021
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,190 1,101
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (6) 3,500 3,251
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (3) 2,650 2,762
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (6) 1,070 992
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (6) 1,200 1,134
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (6) 11,135 11,300
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 484
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 585

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,014
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,395
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (6) 1,145 779
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (6) 2,350 1,423
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (6) 3,285 1,992
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,746
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,071
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 484
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,374
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,187 1,188
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (6) 3,600 3,315
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,210
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (6) 1,750 1,670
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 1,999
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,952 3,534
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (6) 2,800 2,457
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (6) 500 434
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (6) 5,270 4,211
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,980 4,174
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 10,823
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (6) 5,690 5,015
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,437
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 6,057
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,415
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 785
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,267
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 1,960
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (6) 2,000 2,009
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,008
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,662

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Vail Home Partners, 5.75%, 10/1/45 (6) 415 409
Vail Home Partners, 5.875%, 10/1/55 (6) 2,720 2,669
Vail Home Partners, 6.00%, 10/1/64 (6) 4,580 4,505
122,390
CONNECTICUT  1.5%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (6) 1,060 959
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (6) 1,260 1,096
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,565
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,336
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 2,996
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,009
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,290
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,059
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,437
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,334
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 4,775
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,141
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(4)(7) 23,166 5,791
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (6) 550 490
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (6) 2,715 2,165
46,443
DELAWARE  1.1%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 202
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,023
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,297
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 792
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,727
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,891
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,028
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (6) 3,825 3,737
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 905
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 849

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 208
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 875
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,137
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,058
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,550
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,875 6,837
35,116
DISTRICT OF COLUMBIA  2.1%
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 671
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 412
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 12,870
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,667
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,380
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,491
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,144
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,297
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,821
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 8,415
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (6) 900 845
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (6) 2,810 2,077
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (6) 1,600 956
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (6) 3,450 2,006
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 11,609
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 10,135 6,008
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,323

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 810
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,890
68,692
FLORIDA  5.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(4) 59 1
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(4) 2,320 35
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,823
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 866
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (6) 1,750 1,643
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,445 6,188
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (5) 10,000 8,425
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 930
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 267
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,076
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 940
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,012
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (6) 5,000 4,778
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/54 (6) 575 504
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (6) 1,890 1,607
Capital Trust Agency, 4.00%, 6/15/51 (6) 2,735 1,904
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (6) 3,300 2,674
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (6) 5,150 4,719
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (6) 410 403
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (6) 655 648
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (6) 800 792

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (6) 2,550 2,059
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(4) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(4) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(4) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(4) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(4) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55  2,800 2,762
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  255 255
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,920 5,912
Firelight Community Dev. Dist., Series A, 6.125%, 5/1/55  2,375 2,326
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 2,450 2,436
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/55 (6) 2,475 2,432
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (6) 1,375 1,382
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,308
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,311
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (5)(6) 8,900 8,994
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (6) 2,495 2,210
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (6) 10,550 8,701
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.875%, 11/15/64 (6)(8) 4,300 4,324
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 3,865
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (6) 275 279
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (6) 1,500 1,432
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 852
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 974
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (6) 420 423
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (6) 1,200 1,094
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (6) 1,615 1,461
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 2,994
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,646

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (6) 9,095 7,224
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 647
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,103
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 718
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,395 1,394
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (6) 25 25
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (6) 110 110
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,905
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,644
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,160
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,223
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 6.00%, 5/1/56 (8) 4,030 3,989
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 792
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,353
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,365 1,322
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 534
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 936
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  775 756
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,340 1,304
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  10,000 10,242
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,059
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,441
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,300 1,277
Orange County HFA, 4.00%, 10/1/52  4,605 3,831
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,334
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,520 1,445

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  90 92
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 242
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 370
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  315 321
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  695 694
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,235 1,235
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,095
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 979
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,273
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,632
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,132
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,609
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (6) 1,510 1,373
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 638
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,262
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (6) 500 467
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (6) 3,000 2,674
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,558
190,433
GEORGIA  3.6%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (5) 6,650 6,847
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(4) 2,850 1,625
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(4) 15,200 8,664
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(4) 8,525 4,859
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (6) 13,542 11,559
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (6) 280 279
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (6)(9) 1,625 1,567

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (6)(9) 3,360 2,839
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (6)(9) 4,250 3,494
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (6) 3,090 3,057
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,355
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (6) 2,375 2,033
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (6) 9,330 6,932
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (6) 2,730 2,446
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 4,824
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,069
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 1,220 1,181
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,188
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (6) 2,645 2,656
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (6) 14,530 12,789
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (6) 110 111
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (6) 1,215 1,229
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (6) 1,980 1,971
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (6) 1,215 1,214
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,975
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,790
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,892
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,133
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (6) 2,120 2,134
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (6) 2,210 2,096
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (6) 8,705 7,467
115,275

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (5) 3,620 3,633
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (6) 4,700 4,667
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (6) 10,055 8,946
17,246
ILLINOIS  4.3%
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,007
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 830 856
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 900 924
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 11,362
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3)(11) 11,245 9,714
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (5) 4,275 4,352
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,141
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,074
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,464
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,153
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,940
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,926
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,237
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (5) 1,385 1,387
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,377
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,255
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 4,811
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (6) 1,000 1,033
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (6) 1,000 1,019
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (6) 1,195 1,197
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,054
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,116
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.80%, 7/15/55  3,300 3,300
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,175 2,176
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,156
Illinois HDA, Series A, 4.875%, 4/1/50  4,305 4,174
Illinois HDA, Series G, 5.00%, 10/1/46  1,095 1,082

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois HDA, Series G, 6.25%, 10/1/52  1,035 1,117
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 587
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 33,461
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 6,765
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (6) 2,800 2,777
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (6) 6,420 5,560
137,554
INDIANA  1.9%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 1,405 1,379
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,533
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 6,974
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 416
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,514
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,280
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,104
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,540
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,100
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,989
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(4)(5) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,610
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 1,355 1,380
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (5)(6) 7,265 6,685
59,504
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,027
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 920
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 900
2,847
KENTUCKY  1.7%
Henderson, Pratt Paper, Series A, 4.70%, 1/1/52 (5)(6) 1,500 1,326
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (5)(6) 1,945 1,781

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,909
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,115
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,361
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,149
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 2,898
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,054
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,567
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 3,932
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,108
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 5,995
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 10,587
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,178
54,960
LOUISIANA  1.1%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (6) 1,900 1,859
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (6) 2,220 2,055
Louisiana Public Fac. Auth., Acadiana Renaissance Charter
Academy Project, 6.15%, 6/15/55 (6) 5,500 5,434
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (5) 7,475 7,452
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (5)(6) 3,500 3,672
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (6) 4,190 4,468
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (6) 4,235 4,541
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (6) 5,485 5,848
35,329
MARYLAND  4.6%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,124

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 15,760
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,206
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,477
Maryland DOT, Series A, 5.25%, 8/1/54 (3)(5) 6,500 6,574
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 3,789
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (6) 1,900 1,902
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (6) 2,010 2,011
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  670 649
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,545
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,584
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 2,100 2,032
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 22,615 21,316
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,595
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 813
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,244
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 822
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 841
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,091
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,518
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,391
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 482
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,220
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,441
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,282
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,200

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,131
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,431
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,075
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,324
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 344
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,160
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (6) 1,350 1,350
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (6) 1,980 1,886
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,204
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,558
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 790
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 284
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,320
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,459
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,554
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 402
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 399
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,374
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,444
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,642
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 896
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,152
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 5,606
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,868
148,562
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (3) 5,150 5,360
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (6) 1,200 1,066

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (6) 1,100 960
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (6) 7,710 6,882
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,844
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (5) 2,895 2,460
18,572
MICHIGAN  0.9%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 789
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,210
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,135
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,646
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 876
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,794
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 738
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,577
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,556
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,310
28,631
MINNESOTA  0.4%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (6) 4,500 3,953
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (6) 400 382
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (6) 700 653
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (6) 1,250 1,163
Woodbury, Leadership Academy Project, Series A, 6.00%,
7/1/65  4,000 3,759
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (6) 1,210 1,085
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (6) 1,605 1,412
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 536
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 365
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 308
13,616

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI  1.7%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,083
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (6) 1,675 1,540
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (6) 1,250 1,099
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,536
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,214
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,071
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,751
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 11,283
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 790
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 538
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,133
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,532
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,449
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  505 482
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,951
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,179
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,815 3,534
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,343
Taney County IDA, 6.00%, 10/1/49 (6) 3,500 3,297
52,805
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 539
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,970
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,014
10,523
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,205
1,205
NEVADA  0.6%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 328
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,553
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,010

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  935 889
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,115 1,032
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,200 1,089
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (6) 8,500 1,253
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (5) 4,175 4,163
18,317
NEW HAMPSHIRE  1.1%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,492 2,341
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (6) 21,875 11,931
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.168%, 1/20/41  1,619 1,413
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 3,245 2,610
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.925%, 7/20/40  2,575 2,226
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.183%, 5/20/42  1,550 1,310
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (6) 3,775 2,299
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (6) 1,245 1,230
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (6) 690 662
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (6) 2,725 2,577
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 634
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 596
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,703
34,532
NEW JERSEY  1.5%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,334
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,413
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (6) 1,000 904
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 2,125 2,127
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  3,880 3,451

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,585
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 8,459
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 1,600 1,638
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (5)(6) 2,000 2,041
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 5,577
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 990 980
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 1,385 1,303
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,188
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 681
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,039
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,817
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,299
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  7,720 7,420
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,023
47,279
NEW YORK  3.7%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (6) 1,135 1,004
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (6) 2,680 2,188
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (6) 830 664
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (6) 460 435
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(6) 425 389
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(6) 550 468
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(6) 1,980 1,531
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (6) 650 590
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (6) 13,110 11,314

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,560
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,295
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 5,371
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,323
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (12) 2,550 2,617
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (3) 5,250 3,744
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,503
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (6) 1,000 1,007
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (6) 800 804
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (6) 800 785
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (6) 1,400 1,349
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 12,445 12,445
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (5) 4,945 5,015
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (5) 3,005 2,984
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (3)(5) 5,920 5,833
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series B, STEP, 0.00%, 12/31/54 (3)(5) 2,540 1,502
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (5) 1,955 1,973
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (5) 1,290 1,296
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (5) 1,290 1,281
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (5) 1,290 1,262
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (5) 1,420 1,455
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (5) 2,535 2,589
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (5) 6,750 6,855

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (5) 9,905 9,599
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/55 (5) 2,450 2,519
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (5) 9,325 9,542
119,091
NORTH CAROLINA  1.4%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,363
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(5) 9,515 9,672
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,581
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,235
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 551
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,203
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,742
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,326
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,826
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,395
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,618
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 669
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 752
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 613
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 581
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,028
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 704
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 8,245
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,226
46,330

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
OHIO  4.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  69,685 56,287
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,340
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,316
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,381
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,093
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,610
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 12,118
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (6) 3,050 3,072
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,265
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,194
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,043
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,039
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,638
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 968
Ohio, Series A, 4.00%, 1/15/38  845 802
Ohio, Series A, 4.00%, 1/15/39  1,585 1,483
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (5)(6) 16,000 13,911
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 3.80%, 1/1/43  11,515 11,515
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (6) 1,800 1,806
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (6) 4,000 3,871
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,385
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,699
142,836
OKLAHOMA  1.2%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,618
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (6) 1,825 1,691
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (6) 1,400 1,319
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 3,758
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 63
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,177
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 8,505

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,376
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,462
36,969
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 399
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 391
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 992
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,028
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,805
4,615
PENNSYLVANIA  4.9%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 256
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 284
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (6) 5,830 5,784
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (6) 2,750 2,794
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (6) 4,975 4,816
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (6) 7,540 7,389
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (6) 7,125 6,874
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (6) 2,500 2,442
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 4,698
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  14,961 10,461
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,460
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,382
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (6) 2,275 2,156
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (6) 3,140 2,954
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (6) 3,790 3,320

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (6) 3,330 2,871
Doylestown Hosp. Auth., 5.375%, 7/1/39 (6) 2,075 2,193
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 832
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 857
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 897
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 722
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 3,986
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,640
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,657
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 6,755 6,873
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (5) 6,905 6,904
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (5) 3,155 3,235
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (5) 1,840 1,883
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (5) 1,840 1,864
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (5) 10,865 11,003
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (5) 7,800 8,018
Pennsylvania Economic DFA, The PennDOT Major Bridges
Package One Project, 5.25%, 6/30/53 (5) 4,060 3,900
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.70%, 7/1/39 (3) 6,650 6,107
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (3) 10,000 8,754
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,657
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,058
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 807
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,439
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,545
155,972
PUERTO RICO  10.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 26,494 16,625
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 34,052 18,814
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 26,896 17,449

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (6) 1,105 1,134
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (6) 2,740 2,826
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (6) 2,865 2,981
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 10,000 10,463
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 9,495 9,788
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (6) 6,765 6,967
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 19,445 18,167
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (6) 9,115 7,318
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (6) 3,525 3,668
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (6) 8,520 8,742
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,789
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,729
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,571
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 10,941
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  15,967 13,887
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  4,450 3,673
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,726
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,721 4,081
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(4) 4,780 3,161
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(4) 95 63
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(4) 8,215 5,432
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(4) 1,145 757
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(4) 3,955 2,615
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(4) 1,605 1,061

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(4) 135 89
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(4) 1,600 1,058
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(4) 2,300 1,521
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(4) 2,745 1,815
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(4) 470 311
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(4) 1,810 1,197
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(4) 610 403
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(4) 730 483
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(4) 95 63
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(4) 455 301
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(4) 390 258
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(4) 3,955 2,615
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(4) 165 109
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(4) 3,466 2,292
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(4) 790 522
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(4) 1,135 751
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(4) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(4) 195 129
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(4) 1,960 1,296
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(4) 155 103
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(4) 1,460 965
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(4) 420 278
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(4) 169 112

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(4) 3,820 2,526
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,009 1,913
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,545 6,756
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  37,307 34,116
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 8,443
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,233
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  196,265 61,655
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,034
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 1,966
349,814
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(4) 9,960 3,885
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,878
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 1,879
9,642
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  5,047 3,297
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 8,086
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,668 6,316
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,670 1,301
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 1,899
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,536 63
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(4)(5)(6) 850 77
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(4)(5)(6) 5,035 453
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(4)(5)(6) 10,115 910
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(4) 1,585 1,268
23,670
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,139

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,217
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,073
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,390
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 4,774
9,593
TENNESSEE  1.0%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,180
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 4,825 4,766
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (9) 2,600 2,589
Metropolitan Gov't. Nashville & Davidson County Health & Ed.
Fac. Board, 5.25%, 5/1/53  3,850 3,836
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (5) 2,680 2,737
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (6) 1,500 1,350
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 382
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 794
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,184
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,614
30,432
TEXAS  6.5%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (6) 1,320 1,121
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.75%,
6/15/55 (6)(8) 8,400 8,214
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 714
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,663
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,321
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,668
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,487
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,814
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 399

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 919
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,788
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,517
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (5) 920 916
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (5) 3,935 3,954
Celina, Public Improvement, 4.50%, 9/1/31 (6) 750 757
Celina, Public Improvement, 5.125%, 9/1/44 (6) 1,500 1,393
Celina, Public Improvement, 5.50%, 9/1/54 (6) 1,500 1,432
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.25%,
2/15/49  3,300 3,370
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (6) 255 218
Conroe Local Gov't., Convention Center Hotel, 4.00%, 10/1/50  1,275 929
Conroe Local Gov't., Convention Center Hotel, 5.00%,
10/1/50 (6) 1,375 1,000
Corpus Christi, 6.125%, 9/15/44  1,000 947
Corpus Christi, 6.50%, 9/15/54  1,500 1,419
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 7,797
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (6) 2,065 2,047
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (6) 982 976
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (6) 1,600 1,584
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,760
Friendswood, 7.00%, 9/15/54  2,750 2,627
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 3.90%,
9/2/25  2,200 2,200
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 401
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 389
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,262
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 921
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 762
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 745
Houston Airport System, Series B-1, 5.00%, 7/15/35 (5) 7,560 7,560

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (5) 4,300 4,488
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (5) 4,100 4,257
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (5) 1,620 1,390
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (5) 3,955 3,392
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,112
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,337
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,170
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,772
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,646
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (5)(6) 8,000 7,985
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 435
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 450
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 475
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 440
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,111
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,030
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,095
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,065
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,121
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(7) 5,746 1,461
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (3) 7,385 7,259
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,833
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 5.25%, 7/1/32  625 627
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  2,575 2,541
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 7.125%, 7/1/56  1,375 1,350
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 349
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 614
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 588
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 791

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 368
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 780
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 774
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,096
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,211
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,200
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 900 712
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 2,645 2,362
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (5)(6) 10,755 7,547
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (5)(6) 2,000 1,767
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (6) 200 199
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (6) 420 404
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (6) 700 675
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (6) 1,020 967
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (6) 3,000 2,849
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(4) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(4) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,460
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 9,988
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (5) 3,000 2,790
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (5) 18,150 18,281
207,606
UTAH  2.4%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (6) 9,325 9,027

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (6) 1,125 1,129
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (6) 3,782 3,660
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (6) 500 474
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (6) 1,175 1,078
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (6) 2,540 2,327
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (6) 1,240 1,219
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (6) 2,150 2,132
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,548
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,104
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,126
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,790
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  950 950
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  4,686 4,734
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-2,
STEP, 3/1/55  500 382
Ridges Estates Infrastructure Fin. Dist., Alpine Hollow
Assessment Area, 6.25%, 12/1/53 (6) 5,350 5,289
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (5) 2,765 2,737
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (5) 5,605 5,529
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (6) 5,216 4,873
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (6) 3,920 3,692
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (6) 7,200 7,192
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (6) 10,115 8,643
77,635
VIRGINIA  2.1%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,175
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (3) 1,050 855
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27 (Prerefunded 10/1/25) (12) 185 185
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,524

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,180
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,563
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,121
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,202
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 799
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,065
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,087
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (6) 4,750 3,635
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (6) 1,090 1,027
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (6) 1,700 1,510
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (6) 3,750 3,493
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (6) 1,000 870
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (6) 2,460 1,882
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.90%, 7/1/37  1,165 1,165
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (5) 2,455 2,179
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (5) 1,025 892
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (5) 10,000 8,179
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (5) 845 874
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (5) 1,875 1,915
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (5) 3,000 2,302
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (5) 3,080 2,970
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (5) 2,200 1,998
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (5) 3,000 2,872

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (5) 4,480 4,227
68,746
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 1,917
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 3,943
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (6) 4,500 4,350
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (6) 830 671
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (6) 2,300 1,564
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (6) 920 599
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (6) 135 135
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (6) 225 227
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (6) 650 634
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (6) 1,660 1,430
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (6) 2,575 2,307
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (6) 5,330 4,617
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,624
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,343
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,229 1,123
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/1/50  3,704 3,476
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,805 2,647
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (6) 4,925 4,202
43,809
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (6) 1,640 1,359
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (6) 1,100 994

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (6) 1,940 1,955
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (6) 1,940 1,947
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 971
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,174
8,400
WISCONSIN  5.1%
PFA, 5.00%, 2/1/64  1,500 1,336
PFA, Series A, 5.00%, 12/15/44 (6) 690 612
PFA, Series A, 5.00%, 12/15/54 (6) 2,000 1,681
PFA, Celanese, Series B, 5.00%, 12/1/25 (5) 4,750 4,758
PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 3,955 3,957
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,980
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (6) 1,000 1,006
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (6) 1,650 1,656
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (6) 1,850 1,856
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (6) 4,000 3,819
PFA, Church Home of Hartford, 5.00%, 9/1/30 (6) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (6) 1,365 1,340
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (6) 475 464
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (6) 790 704
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (6) 3,650 2,918
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (6) 2,085 1,724
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (6) 535 512
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (6) 2,515 2,368
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (6) 981 983
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (6) 1,250 1,077
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (6) 700 594
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (6) 220 216
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (6) 560 517
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (6) 1,145 935
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (6) 325 332
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (6) 100 102
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (6) 375 383

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (5) 17,315 16,956
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (5) 8,750 8,548
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (5) 1,875 1,982
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (5) 3,125 3,287
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,715
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,101
PFA, Heritage Bend Project, Zero Coupon, RAN, 12/15/42 (6) 25,000 7,256
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (6) 435 436
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (6) 965 877
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (6) 1,820 1,609
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/55 (6) 400 390
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.125%, 12/15/60 (6) 1,375 1,352
PFA, Million Air Three General Aviation Fac. Project, Series B,
7.00%, 9/1/54 (5)(6) 6,050 6,376
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,430
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,002
PFA, National Gypsum, 4.00%, 8/1/35 (5) 16,170 15,312
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (6) 4,520 2,830
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (1)(4)(6) 2,090 1,012
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (6) 3,717 3,648
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (6) 5,055 4,255
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (5) 5,150 4,377
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (5) 12,930 9,946
PFA, Southminster, 5.00%, 10/1/43 (6) 1,780 1,679
PFA, Southminster, 5.00%, 10/1/48 (6) 1,585 1,434
PFA, Southminster, 5.00%, 10/1/53 (6) 4,560 4,026
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (6) 2,190 1,633
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (6) 1,215 855
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (6) 4,385 3,465
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 839
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,186
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 908
Wisconsin HEFA, Chiara Housing And Services, 6.00%, 7/1/60  6,930 6,642
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,625

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 573
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 525
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 411
164,613
Total Municipal Securities (Cost $3,483,039) 3,191,284
Total Investments in Securities
99.5% of Net Assets
(Cost $3,483,070) $ 3,191,363
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Insured by Assured Guaranty Incorporated
(4) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(5) Interest subject to alternative minimum tax.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $913,142 and represents 28.5% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) When-issued security
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Insured by Financial Guaranty Insurance Company
(12) Prerefunded date is used in determining portfolio maturity.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,483,070) $ 3,191,363
Interest receivable 36,118
Receivable for investment securities sold 7,064
Receivable for shares sold 848
Cash 74
Other assets 92
Total assets 3,235,559
Liabilities
Payable for investment securities purchased 20,838
Payable for shares redeemed 3,219
Investment management fees payable 1,236
Due to affiliates 75
Payable to directors 2
Other liabilities 3,992
Total liabilities 29,362
NET ASSETS $ 3,206,197

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (500,568)
Paid-in capital applicable to 300,180,055 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,706,765
NET ASSETS $ 3,206,197
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,319,847; Shares outstanding:
123,559,249) $ 10.68
Advisor Class
(Net assets: $2,934; Shares outstanding: 272,996) $ 10.75
I Class
(Net assets: $1,883,416; Shares outstanding:
176,347,810) $ 10.68

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 80,899
Expenses
Investment management 7,567
Shareholder servicing
Investor Class $ 1,139
Advisor Class 4
I Class 195 1,338
Rule 12b-1 fees
Advisor Class 4
Prospectus and shareholder reports
Investor Class 11
I Class 6 17
Interest 185
Legal and audit 161
Custody and accounting 127
Registration 83
Directors 5
Miscellaneous 30
Total expenses 9,517
Net investment income 71,382
Realized and Unrealized Gain / Loss –
Net realized loss on securities (36,534)
Change in net unrealized gain / loss on securities (139,407)
Net realized and unrealized gain / loss (175,941)
DECREASE IN NET ASSETS FROM OPERATIONS $ (104,559)

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 71,382 $ 131,520
Net realized loss (36,534) (27,067)
Change in net unrealized gain / loss (139,407) 109,126
Increase (decrease) in net assets from operations (104,559) 213,579
Distributions to shareholders
Net earnings
Investor Class (28,583) (64,168)
Advisor Class (58) (135)
I Class (41,441) (67,540)
Decrease in net assets from distributions (70,082) (131,843)
Capital share transactions
*
Shares sold
Investor Class 137,244 345,727
Advisor Class 1 314
I Class 221,806 790,133
Distributions reinvested
Investor Class 25,793 51,691
Advisor Class 58 135
I Class 21,536 42,717
Shares redeemed
Investor Class (229,152) (808,414)
Advisor Class (251) (1,818)
I Class (322,887) (315,227)
Increase (decrease) in net assets from capital
share transactions (145,852) 105,258

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Net Assets
Increase (decrease) during period (320,493) 186,994
Beginning of period 3,526,690 3,339,696
End of period $ 3,206,197 $ 3,526,690
*Share information (000s)
Shares sold
Investor Class 12,750 31,063
Advisor Class –
(1)
28
I Class 20,630 70,712
Distributions reinvested
Investor Class 2,397 4,643
Advisor Class 5 12
I Class 2,002 3,836
Shares redeemed
Investor Class (21,329) (72,490)
Advisor Class (23) (162)
I Class (30,077) (28,374)
Increase (decrease) in shares outstanding (13,645) 9,268
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund (Investor Class), the Tax-Free High Yield
Fund–Advisor Class (Advisor Class) and the Tax-Free High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Tax-Free High Yield Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Free High Yield Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Free High Yield Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Tax-Free High Yield Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 79 $ — $ — $ 79
Municipal Securities — 3,191,284 — 3,191,284
Total $ 79 $ 3,191,284 $ — $ 3,191,363

T. ROWE PRICE Tax-Free High Yield Fund

interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $383,074,000 and
$526,158,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Tax-Free High Yield Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$196,206,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,483,232,000. Net unrealized loss aggregated $291,869,000 at period-end, of which $23,776,000 related to appreciated investments and $315,645,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.17%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Tax-Free High Yield Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $431,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.80% 1.05% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Tax-Free High Yield Fund

NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Effective
Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At
August 31, 2025, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-

T. ROWE PRICE Tax-Free High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Tax-Free High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), second quintile (Advisor Class Expense Group), and fourth quintile (Expense
Universe); and the fund’s total expenses ranked in the fifth quintile (Investor Class
Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025